Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$1,605,578.26	0.0095747	$-	-	$1,605,578.26
Class B Notes	$27,270,000.00	1.0000000	$17,312,161.40	0.6348427	$9,957,838.60
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$103,075,578.26	0.0685726	$91,512,161.40	0.0608799	$11,563,416.86

Weighted Avg. Coupon (WAC)	3.73%		3.75%
Weighted Avg. Remaining Maturity (WARM)	16.07		15.27
Pool Receivables Balance	$127,222,763.06		$115,470,186.84
Remaining Number of Receivables	24,737		23,963

Adjusted Pool Balance	$125,793,554.25		$114,230,137.39

III. COLLECTIONS

Principal:
Principal Collections	$11,615,537.51
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$256,899.79
Total Principal Collections	$11,872,437.30

Interest:
Interest Collections	$384,895.96
Late Fees & Other Charges	$36,928.97
Interest on Repurchase Principal	$-
Total Interest Collections	$421,824.93

Collection Account Interest	$4,822.32
Reserve Account Interest	$1,578.03
Servicer Advances	$-

Total Collections	$12,300,662.58

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$12,300,662.58
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,300,662.58

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$106,018.97	$-	$106,018.97	$106,018.97
	Collection Account Interest					$4,822.32
	Late Fees & Other Charges					$36,928.97
Total due to Servicer						$147,770.26

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$1,351.36		$1,351.36

	Total Class A interest:		$1,351.36		$1,351.36	$1,351.36

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$11,991,480.79

9.	Regular Principal Distribution Amount:					$11,563,416.86

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$1,605,578.26
	Class A Notes Total:		$1,605,578.26		$1,605,578.26
	Class B Notes Total:		$9,957,838.60		$9,957,838.60
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$11,563,416.86		$11,563,416.86

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					428,063.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,429,208.81
Beginning Period Amount	$1,429,208.81
Current Period Amortization	$189,159.36
Ending Period Required Amount	$1,240,049.45
Ending Period Amount	$1,240,049.45
Next Distribution Date Required Amount	$1,066,159.77

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	18.06%	19.89%	19.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.81%	23,438	96.76%	$111,730,736.99
30 - 60 Days	1.75%	420	2.59%	$2,987,380.47
61 - 90 Days	0.40%	96	0.59%	$684,864.02
91-120 Days	0.03%	8	0.05%	$59,355.03
121 + Days	0.00%	1	0.01%	$7,850.33
Total		23,963		$115,470,186.84

Delinquent Receivables 30+ Days Past Due
Current Period	2.19%	525	3.24%	$3,739,449.85
1st Preceding Collection Period	1.95%	482	2.88%	$3,667,967.22
2nd Preceding Collection Period	2.01%	515	2.88%	$4,042,882.44
3rd Preceding Collection Period	2.42%	645	3.49%	$5,347,134.44
Four-Month Average	2.14%		3.12%

Repossession in Current Period		14		$121,186.11
Repossession Inventory		52		$114,982.09

Current Charge-Offs
Gross Principal of Charge-Offs				$137,038.71
Recoveries				$(256,899.79)
Net Loss				$(119,861.08)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.13%

Average Pool Balance for Current Period				$121,346,474.95

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.19%
1st Preceding Collection Period				-0.76%
2nd Preceding Collection Period				1.00%
3rd Preceding Collection Period				0.33%
Four-Month Average				-0.15%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		17	2,555	$37,587,941.08
Recoveries		26	2,368	$(23,375,897.78)
Net Loss				$14,212,043.30
Cumulative Net Loss as a % of Initial Pool Balance				0.92%

Net Loss for Receivables that have experienced a Net Loss *		10	2,143	$14,351,040.95
Average Net Loss for Receivables that have experienced a Net Loss				$6,696.71

Principal Balance of Extensions				$379,713.60
Number of Extensions				48

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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